Equity (Details 4) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 36,623	$ 19,875	$ 1,141
Weighted average number of outstanding shares	13,044,201,261	13,044,201,261	13,044,201,261
Basic and diluted earnings per share	$ 2.81	$ 1.52	$ 0.09
Basic and diluted earnings per share	$ 5.62	$ 3.04	$ 0.18
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 20,895	$ 11,339	$ 651
Weighted average number of outstanding shares	7,442,231,382	7,442,231,382	7,442,231,382
Basic and diluted earnings per share	$ 2.81	$ 1.52	$ 0.09
Basic and diluted earnings per share	$ 5.62	$ 3.04	$ 0.18
Preference shares [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 15,728	$ 8,536	$ 490
Weighted average number of outstanding shares	5,601,969,879	5,601,969,879	5,601,969,879
Basic and diluted earnings per share	$ 2.81	$ 1.52	$ 0.09
Basic and diluted earnings per share	$ 5.62	$ 3.04	$ 0.18